Related party transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related parties are comprised of the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control of, the Company.
Key management personnel are comprised of seven Executive Officers and Directors and six Non-Executive Directors as of June 30, 2026. Key management personnel were comprised of seven Executive Officers and Directors and six Non-Executive Directors as of June 30, 2025.
The following table provides compensation for key management and non-executive directors (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Salaries and other short-term employee benefits	$1,518	$1,083	$2,910	$2,854
Pension costs	74	69	166	140
Share-based compensation expense	3,457	3,290	6,139	6,211
Total	$5,049	$4,442	$9,215	$9,205
During the three and six months ended June 30, 2026 and 2025 no related party transactions with Executive Officers or Directors occurred.